Fair value measurement of financial instruments - Disclosure of cash concentration (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
USD denominated [Member] | Hong Kong
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL		¥ 11,671	¥ 2,200,365
USD denominated [Member] | U.S.
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL		462,786	1,499,960
USD denominated [Member] | Singapore
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL		3,767,075	502
USD denominated [Member] | Middle East
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL		10,561
AED denominated [Member] | Middle East
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL		3,198	¥ 3,758
EUR denominated [Member] | Middle East
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL		186
SGD denominated [Member] | Singapore
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL		11,453
Level 3 | Chinese Mainland | Chinese Mainland
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	¥ 569,601	503,800
Level 3 | USD denominated [Member] | Chinese Mainland
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	1,288,818	1,816,218
Level 3 | USD denominated [Member] | Hong Kong
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	11,621	11,671
Level 3 | USD denominated [Member] | U.S.
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	122,292	462,786
Level 3 | USD denominated [Member] | Singapore
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	3,828,715	3,767,075
Level 3 | USD denominated [Member] | Middle East
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	8,261	10,561
Level 3 | AED denominated [Member] | Middle East
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	850	3,198
Level 3 | EUR denominated [Member] | Chinese Mainland
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	317	1,129
Level 3 | EUR denominated [Member] | Middle East
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	0	186
Level 3 | EUR denominated [Member] | Germany
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	89	0
Level 3 | SGD denominated [Member] | Singapore
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	¥ 8,054	¥ 11,453